Cover	Aug. 27, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41632
Entity Registrant Name	SilverBox Corp III
Entity Central Index Key	0001859686
Entity Tax Identification Number	86-2754279
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1250 S. Capital of Texas Highway
Entity Address, Address Line Two	Building 2, Suite 285
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	512
Local Phone Number	575-3637
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one redeemable warrant
Trading Symbol	SBXC.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A Common Stock, par value $0.0001 per share
Trading Symbol	SBXC
Security Exchange Name	NYSE
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50
Trading Symbol	SBXC WS
Security Exchange Name	NYSE